Other Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Investments
Cost	¥ 613,725	¥ 531,101
Less: Accumulated impairment	(110,608)	(41,239)
Total	503,117	489,862
Impairment losses	65,940	41,239	¥ 6,166
WangZhi Technology Limited.
Other Investments
Cost	172,860	161,417
Qima Holdings Limited.
Other Investments
Cost	74,920	69,960
BabySpace Corporation
Other Investments
Cost	69,370	64,778
Hifashion Group Inc.
Other Investments
Cost	69,370	64,778
Others (Note)
Other Investments
Cost	¥ 227,205	¥ 170,168